T. ROWE PRICE Retirement 2065 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 0 .9%
T. Rowe Price Funds:
New Income Fund  2,536 2,507 618 561,486 4,503
U.S. Treasury Long-Term Index
Fund  1,594 1,664 230 411,862 3,068
International Bond Fund (USD
Hedged)  762 892 286 162,787 1,392
Dynamic Global Bond Fund  558 282 49 102,926 808
Limited Duration Inflation Focused
Bond Fund  1,910 358 2,151 20,847 98
Total Bond Mutual Funds (Cost $ 9,914 ) 9,869
EQUITY MUTUAL FUNDS 98 .8%
T. Rowe Price Funds:
Value Fund  125,834 60,886 7,219 3,805,794 180,623
Growth Stock Fund  119,354 53,044 11,657 1,573,573 167,145
U.S. Large-Cap Core Fund  83,105 38,134 4,299 2,788,395 116,527
Equity Index 500 Fund  83,593 32,488 12,493 730,684 114,579
Overseas Stock Fund  62,740 30,211 3,313 6,716,925 90,074
International Value Equity Fund  60,936 26,577 3,102 4,740,939 87,897
International Stock Fund  54,298 23,805 2,906 3,742,978 76,918
Real Assets Fund  50,567 23,912 2,926 4,846,037 71,188
Mid-Cap Growth Fund  29,115 15,724 1,602 410,304 40,719
Mid-Cap Value Fund  26,773 15,617 1,710 1,186,406 38,511
Emerging Markets Discovery Stock
Fund  22,232 9,893 1,216 2,202,645 31,189
Emerging Markets Stock Fund  17,216 10,990 1,202 791,939 26,823
Small-Cap Value Fund  16,434 8,299 950 441,251 23,245
Small-Cap Stock Fund  16,929 8,397 2,863 376,999 21,297
New Horizons Fund (2) 11,979 5,902 705 303,753 16,992
Total Equity Mutual Funds (Cost $ 999,121 ) 1,103,727
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  88 7,220 7,150 1,574 153
Total Other Mutual Funds (Cost $ 158 ) 153

T. ROWE PRICE Retirement 2065 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0 .3%
Money Market Funds  0.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 4,770 12,507 13,681 3,596,390 3,596
Total Short-Term Investments (Cost $ 3,596 ) 3,596
Total Investments in Securities 100.0%
(Cost $1,012,789) $ 1,117,345
Other Assets Less Liabilities (0.0)% (498)
Net Assets 100.0% $ 1,116,847
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2065 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (2) $ 17 $ 20
Emerging Markets Discovery Stock Fund  61 280 1,157
Emerging Markets Stock Fund  (50) (181) 475
Equity Index 500 Fund  681 10,991 1,016
Growth Stock Fund  10,973 6,404 308
International Bond Fund (USD Hedged)  — 24 30
International Stock Fund  481 1,721 1,249
International Value Equity Fund  252 3,486 2,562
Limited Duration Inflation Focused Bond Fund  81 (19) 11
Mid-Cap Growth Fund  3,597 (2,518) 238
Mid-Cap Value Fund  4,000 (2,169) 687
New Horizons Fund  789 (184) —
New Income Fund  (35) 78 131
Overseas Stock Fund  203 436 2,563
Real Assets Fund  66 (365) 1,551
Small-Cap Stock Fund  2,888 (1,166) 273
Small-Cap Value Fund  1,757 (538) 338
Transition Fund  (69) (5) —
U.S. Large-Cap Core Fund  6,485 (413) 1,229
U.S. Treasury Long-Term Index Fund  (9) 40 70
Value Fund  10,787 1,122 2,789
U.S. Treasury Money Fund, 4.44% — — 117
Totals $ 42,936 # $ 17,041 $ 16,814 +
# Capital gain distributions from underlying Price funds represented $39,093 of the net realized gain (loss).
+ Investment income comprised $16,814 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2065 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2065 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2065 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1307-054Q3 02/25